Financial instruments (Tables)	6 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of financial instruments classified into the hierarchical levels in line with IFRS 13

		Half year		Full year
		31 Dec 20		30 Jun 20
	IFRS 13 fair value	Carrying value	Fair value	Carrying value	Fair value
Instrument	hierarchy	Rm	Rm	Rm	Rm	Valuation method	Significant inputs
Listed long-term debt	Level 1	50 373	52 710	56 760	50 701	Fair value	Quoted market price for the same or similar instruments
Derivative financial assets and liabilities¹	Level 2	2 237	2 237	7 078	7 078	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	Foreign exchange rates, market commodity prices, US dollar swap curve, as appropriate
Derivative financial liabilities²	Level 3	668	668	2 168	2 168	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI and US labour index forecast, US dollar and Rand treasury curves, Rand zero swap discount rate

1	Includes derivative financial assets of R1,2 billion (2020: R0,6 billion) and derivative financial liabilities of R3,4 billion (2020: R7,7 billion). Refer to foot note 3 on page 1
2	Relates to the embedded derivative contained in the Oxygen Train 17 service contract with Air Liquide. Refer to foot note 3 on page 1